SHORT-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2025
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

	June 30,	December 31,
	2025	2024
Term deposits	$3,033,704	$4,150,487
Redeemable short - term investment certificates (“RSTICs”)	779,515	763,895
	$3,813,219	$4,914,382

As at June 30, 2025, the term deposits mature between August 18, 2025 and December 8, 2025 and the RSTICs mature on July 22, 2025.